CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Convertible senior preferred shares
Mezzanine equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	295,384,619
Mezzanine equity, shares outstanding (in shares)	295,384,619	295,384,619
Class A ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,158,141,800	2,124,695,348
Equity, shares outstanding (in shares)	2,158,141,800	2,124,695,348
Class B ordinary shares
Equity, par value (in US dollars per share)	$ 0.000002	$ 0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	136,172,004	144,778,552
Equity, shares outstanding (in shares)	136,172,004	144,778,552